Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Aeterna Zentaris Inc.
Entity Central Index Key	0001113423
Document Type	6-K
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020